UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services. LLC
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J.  Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $131,275 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     3101    76162 SH       SOLE                    57999        0    18163
ACTUANT CORP                   CL A NEW         00508X203      627    19997 SH       SOLE                    14595        0     5402
ADOBE SYS INC                  COM              00724F101     2722    69115 SH       SOLE                    52925        0    16190
AFFILIATED MANAGERS GROUP      COM              008252108      254     2820 SH       SOLE                     1345        0     1475
AIRGAS INC                     COM              009363102     2192    37543 SH       SOLE                    29417        0     8126
ALTRIA GROUP INC               COM              02209S103      201     9777 SH       SOLE                     9777        0        0
AMERICAN EXPRESS CO            COM              025816109      211     5601 SH       SOLE                     5001        0      600
AMPCO-PITTSBURGH CORP          COM              032037103     2038    45808 SH       SOLE                    33035        0    12773
APOGEE ENTERPRISES INC         COM              037598109      315    19520 SH       SOLE                    11680        0     7840
ASSURANT INC                   COM              04621X108     3284    49794 SH       SOLE                    37958        0    11836
ATWOOD OCEANICS INC            COM              050095108     2540    20431 SH       SOLE                    15516        0     4915
BMC SOFTWARE INC               COM              055921100     3725   103460 SH       SOLE                    77465        0    25995
CERADYNE INC                   COM              156710105      548    15963 SH       SOLE                    11948        0     4015
CHEVRON CORP NEW               COM              166764100     2985    30113 SH       SOLE                    21615        0     8498
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209     2842    58006 SH       SOLE                    45766        0    12240
CORN PRODS INTL INC            COM              219023108      482     9812 SH       SOLE                     6757        0     3055
EMCOR GROUP INC                COM              29084Q100     3015   105690 SH       SOLE                    81345        0    24345
EXXON MOBIL CORP               COM              30231G102     1315    14925 SH       SOLE                    13322        0     1603
FIFTH THIRD BANCORP            COM              316773100      139    13682 SH       SOLE                    13682        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     5329    45473 SH       SOLE                    34269        0    11204
GABELLI EQUITY TR INC          COM              362397101      215    26341 SH       SOLE                    26341        0        0
GARDNER DENVER INC             COM              365558105     3974    69969 SH       SOLE                    56076        0    13893
GENERAL DYNAMICS CORP          COM              369550108     2793    33176 SH       SOLE                    24672        0     8504
GENERAL ELECTRIC CO            COM              369604103      650    24364 SH       SOLE                    23714        0      650
HALLIBURTON CO                 COM              406216101      212     4000 SH       SOLE                     4000        0        0
HALLMARK FINL SVCS INC EC      COM NEW          40624Q203      176    18175 SH       SOLE                    16425        0     1750
HARRIS CORP DEL                COM              413875105     3577    70854 SH       SOLE                    52865        0    17989
HEWLETT PACKARD CO             COM              428236103     2975    67290 SH       SOLE                    50492        0    16798
HORNBECK OFFSHORE SVCS INC N   COM              440543106     2677    47380 SH       SOLE                    36025        0    11355
HURCO COMPANIES INC            COM              447324104      211     6816 SH       SOLE                     5141        0     1675
ICO INC NEW                    COM              449293109      671   111425 SH       SOLE                    85400        0    26025
INTEL CORP                     COM              458140100      480    22350 SH       SOLE                    19220        0     3130
INTERNATIONAL BUSINESS MACHS   COM              459200101     3860    32565 SH       SOLE                    25264        0     7301
JOHNSON & JOHNSON              COM              478160104     1301    20215 SH       SOLE                    14878        0     5337
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     3202    45982 SH       SOLE                    33919        0    12063
LOCKHEED MARTIN CORP           COM              539830109     3107    31489 SH       SOLE                    24200        0     7289
MANITOWOC INC                  COM              563571108     2807    86292 SH       SOLE                    66045        0    20247
METLIFE INC                    COM              59156R108     2382    45147 SH       SOLE                    33727        0    11420
MICROSOFT CORP                 COM              594918104     3444   125181 SH       SOLE                   101027        0    24154
NATIONAL OILWELL VARCO INC     COM              637071101     4239    47780 SH       SOLE                    37165        0    10615
OCCIDENTAL PETE CORP DEL       COM              674599105      349     3882 SH       SOLE                     3382        0      500
OCEANEERING INTL INC           COM              675232102     4367    56677 SH       SOLE                    42334        0    14343
ORACLE CORP                    COM              68389X105     2878   137058 SH       SOLE                   101483        0    35575
OSHKOSH CORP                   COM              688239201      380    18357 SH       SOLE                    12717        0     5640
OPTIONSXPRESS HLDGS INC        COM              684010101     2338   104647 SH       SOLE                    83100        0    21547
PEPSICO INC                    COM              713448108     2982    46898 SH       SOLE                    37658        0     9240
PHILIP MORRIS INTL INC         COM              718172109      455     9217 SH       SOLE                     9217        0        0
PROCTER & GAMBLE CO            COM              742718109      234     3850 SH       SOLE                     3050        0      800
QUALCOMM INC                   COM              747525103     3478    78388 SH       SOLE                    58795        0    19593
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      266     3250 SH       SOLE                     3000        0      250
SCHLUMBERGER LTD               COM              806857108      220     2050 SH       SOLE                     1600        0      450
SIERRA WIRELESS INC            COM              826516106      286    19575 SH       SOLE                    13300        0     6275
SOTHEBYS                       COM              835898107     1758    66684 SH       SOLE                    54508        0    12176
SPSS INC                       COM              78462K102     3004    82596 SH       SOLE                    63601        0    18995
SUPERIOR ENERGY SVCS INC       COM              868157108     2548    46213 SH       SOLE                    37408        0     8805
SYBASE INC                     COM              871130100     3285   111655 SH       SOLE                    86305        0    25350
SYNIVERSE HLDGS INC            COM              87163F106     2446   150988 SH       SOLE                   116188        0    34800
TRANSOCEAN INC NEW             SHS              G90073100     3522    23111 SH       SOLE                    18188        0     4923
UNIT CORP                      COM              909218109     4146    49972 SH       SOLE                    40217        0     9755
UNITED TECHNOLOGIES CORP       COM              913017109     2350    38086 SH       SOLE                    28560        0     9526
W & T OFFSHORE INC             COM              92922P106     2801    47866 SH       SOLE                    36000        0    11866
WABTEC CORP                    COM              929740108     2526    51951 SH       SOLE                    37955        0    13996
WAL MART STORES INC            COM              931142103      426     7575 SH       SOLE                     5075        0     2500
WATSON WYATT WORLDWIDE INC     CL A             942712100     1335    25247 SH       SOLE                    20172        0     5075
WESTERN DIGITAL CORP           COM              958102105     2077    60150 SH       SOLE                    45905        0    14245